PROPERTY AND EQUIPMENT	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
8. PROPERTY AND EQUIPMENT

	Land	Buildings	Vehicles	Computer Hardware	Equipment	TOTAL
	$	$	$	$	$	$
COST
Balance at January 31, 2016	84,127	18,708	6,920	5,926	3,459	119,140
Additions (Disposals)	-	-	-	-	-	-
Balance at January 31, 2017	84,127	18,708	6,920	5,926	3,459	119,140
Additions (Disposals)	(84,127)	(18,708)	-	-	-	(102,835)
Balance at January 31, 2018	-	-	6,920	5,926	3,459	16,305

ACCUMULATED DEPRECIATION
Balance at January 31, 2016	-	9,822	6,920	5,559	2,143	24,444
Depreciation	-	1,872	-	73	263	2,208
Balance at January 31, 2017	-	11,694	6,920	5,632	2,406	26,652
Depreciation	-	(11,694)	-	57	211	(11,426)
Balance at January 31, 2018	-	-	6,920	5,689	2,617	15,226

CARRYING VALUE
At January 31, 2017	84,127	7,014	-	294	1,053	92,488
At January 31, 2018	-	-	-	237	842	1,079